Provisions - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Other provisions	€ 42.6	€ 46.8
Provision used, other provisions	6.2
Restructuring
Disclosure of other provisions [line items]
Other provisions	€ 6.4	7.4
Estimated completion of activities	15 months
Provision used, other provisions	€ 2.0
Provision for employer taxes on share based payments
Disclosure of other provisions [line items]
Other provisions	5.0	€ 8.3
Provision used, other provisions	€ 4.2